Document and Entity Information	Jun. 21, 2024
Entity Listings [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 21, 2024
Current Fiscal Year End Date	--12-31
Entity File Number	001-40116
Entity Registrant Name	AdTheorent Holding Company, Inc.
Entity Central Index Key	0001838672
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	85-3978415
Entity Address, Address Line One	330 Hudson Street
Entity Address, Address Line Two	13th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10013
City Area Code	800
Local Phone Number	804-1359
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Common Stock [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Common stock, par value $0.0001 per share
Trading Symbol	ADTH
Security Exchange Name	NASDAQ
Warrants to purchase common stock [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Warrants to purchase common stock
Trading Symbol	ADTHW
Security Exchange Name	NASDAQ